Employee benefits - Costs recognized in the income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Overfunded pension plans
Costs recognized in the income statement
Service cost	$ 7	$ 5	$ 7
Interest on expense on liabilities	317	282	360
Interest income on plan assets	(432)	(406)	(513)
Interest expense on effect of (asset ceiling)/ onerous liability	114	124	152
Total of cost, net	6	5	6
Underfunded pension plans
Costs recognized in the income statement
Service cost	55	101	86
Interest on expense on liabilities	153	158	183
Interest income on plan assets	(123)	(127)	(151)
Total of cost, net	85	132	118
Other benefits
Costs recognized in the income statement
Service cost	10	36	30
Interest on expense on liabilities	57	59	67
Total of cost, net	$ 67	$ 95	$ 97